PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 7,750,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 1.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	5,166,666
Private Placement
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 7,750,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		5,166,666
Price of warrants		$ 1.50
Aggregate purchase price		$ 7,750,000
Number of shares per warrant		1
Exercise price of warrant		$ 11.50